Segment information - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Sales of goods and services rendered	$ 887,138	$ 793,239	$ 933,178
Cost of goods sold and services rendered	(671,173)	(609,965)	(766,727)
Initial recognition and changes in fair value of biological assets and agricultural produce	68,589	16,195	63,220
Changes in net realizable value of agricultural produce after harvest	1,825	(909)	8,852
Margin on manufacturing and agricultural activities before operating expenses	286,379	198,560	238,523
General and administrative expenses	(57,202)	(56,080)	(57,299)
Selling expenses	(106,972)	(90,215)	(95,399)
Other operating income, net	(822)	104,232	43,763
Profit from operations	121,383	156,497	129,588
Depreciation and amortization	(174,439)	(154,254)	(151,007)
Net (loss) / gain from Fair value adjustment of investment property	(325)	13,409	4,302
IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(4,416)	(17,370)
Cost of goods sold and services rendered	4,014	(13,278)
Initial recognition and changes in fair value of biological assets and agricultural produce	(1,706)	(14,830)
Changes in net realizable value of agricultural produce after harvest	283	(3,613)
Margin on manufacturing and agricultural activities before operating expenses	(1,825)	(22,535)
General and administrative expenses	595	(346)
Selling expenses	656	(1,939)
Other operating income, net	315	4,505
Profit from operations	(259)	(15,745)
Depreciation and amortization	139	1,085
Net (loss) / gain from Fair value adjustment of investment property	602	2,729
Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	891,554	810,609	933,178
Cost of goods sold and services rendered	(675,187)	(623,243)
Initial recognition and changes in fair value of biological assets and agricultural produce	70,295	31,025	63,220
Changes in net realizable value of agricultural produce after harvest	1,542	2,704	8,852
Margin on manufacturing and agricultural activities before operating expenses	288,204	221,095
General and administrative expenses	(57,797)	(56,426)
Selling expenses	(107,628)	(92,154)
Other operating income, net	(1,137)	99,727
Profit from operations	121,642	172,242
Depreciation and amortization	(174,578)	(153,169)
Net (loss) / gain from Fair value adjustment of investment property	(927)	10,680
Corporate
Disclosure of operating segments [line items]
Sales of goods and services rendered		0	0
Cost of goods sold and services rendered		0	0
Initial recognition and changes in fair value of biological assets and agricultural produce		0	0
Changes in net realizable value of agricultural produce after harvest		0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses		(19,626)	(21,581)
Selling expenses		(178)	(43)
Other operating income, net		(167)	(40)
Profit from operations	(19,659)	(19,971)	(21,664)
Depreciation and amortization		0	0
Net (loss) / gain from Fair value adjustment of investment property		0	0
Corporate | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Margin on manufacturing and agricultural activities before operating expenses	0	0
Rice | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0
Cost of goods sold and services rendered	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0
General and administrative expenses	(19,319)	(19,626)
Selling expenses	(165)	(178)
Other operating income, net	(175)	(167)
Profit from operations	(19,659)	(19,971)
Depreciation and amortization	(20)	0
Net (loss) / gain from Fair value adjustment of investment property	0	0
Rice | Corporate
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0
Cost of goods sold and services rendered	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0
Changes in net realizable value of agricultural produce after harvest	0	0
General and administrative expenses	(18,891)	(18,193)
Selling expenses	(142)	(145)
Other operating income, net	(154)	(131)
Profit from operations	(19,187)	(18,469)
Depreciation and amortization	(17)	0
Net (loss) / gain from Fair value adjustment of investment property	0	0
Rice | Corporate | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0
Cost of goods sold and services rendered	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0
Changes in net realizable value of agricultural produce after harvest	0	0
General and administrative expenses	428	(1,433)
Selling expenses	23	(33)
Other operating income, net	21	36
Profit from operations	472	1,502
Depreciation and amortization	3	0
Net (loss) / gain from Fair value adjustment of investment property	0	0
Farming | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	359,771	299,671	322,559
Cost of goods sold and services rendered	(314,621)	(274,627)	(305,221)
Initial recognition and changes in fair value of biological assets and agricultural produce	57,185	51,878	39,430
Changes in net realizable value of agricultural produce after harvest	1,542	2,704	8,852
Margin on manufacturing and agricultural activities before operating expenses	103,877	79,626	65,620
General and administrative expenses	(16,553)	(11,498)	(8,912)
Selling expenses	(40,347)	(22,534)	(21,692)
Other operating income, net	(2,442)	15,310	13,384
Profit from operations	44,535	60,904	48,400
Depreciation and amortization	(16,901)	(9,967)	(6,558)
Net (loss) / gain from Fair value adjustment of investment property	(927)	10,680	4,302
Farming | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	166,446	155,418
Cost of goods sold and services rendered	(156,510)	(156,936)
Initial recognition and changes in fair value of biological assets and agricultural produce	29,741	28,667
Changes in net realizable value of agricultural produce after harvest	1,825	(909)
Margin on manufacturing and agricultural activities before operating expenses	41,502	26,240
General and administrative expenses	(5,533)	(4,202)
Selling expenses	(12,724)	(5,447)
Other operating income, net	(1,358)	7,163
Profit from operations	21,887	23,754
Depreciation and amortization	(4,799)	(2,026)
Net (loss) / gain from Fair value adjustment of investment property	0	0
Farming | Crops | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(2,492)	(9,120)
Cost of goods sold and services rendered	(2,687)	(9,052)
Initial recognition and changes in fair value of biological assets and agricultural produce	(549)	(7,755)
Changes in net realizable value of agricultural produce after harvest	283	(3,613)
Margin on manufacturing and agricultural activities before operating expenses	(71)	(11,436)
General and administrative expenses	87	(37)
Selling expenses	(128)	(474)
Other operating income, net	(225)	1,741
Profit from operations	(255)	(9,184)
Depreciation and amortization	137	329
Net (loss) / gain from Fair value adjustment of investment property	0	0
Farming | Crops | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	168,938	164,538	197,222
Cost of goods sold and services rendered	(159,197)	(165,988)	(196,302)
Initial recognition and changes in fair value of biological assets and agricultural produce	30,290	36,422	17,158
Changes in net realizable value of agricultural produce after harvest	1,542	2,704	8,852
Margin on manufacturing and agricultural activities before operating expenses	41,573	37,676	26,930
General and administrative expenses	(5,446)	(4,239)	(2,981)
Selling expenses	(12,852)	(5,921)	(7,501)
Other operating income, net	(1,133)	5,422	7,719
Profit from operations	22,142	32,938	24,167
Depreciation and amortization	(4,662)	(1,697)	(1,511)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	101,156	95,403
Cost of goods sold and services rendered	(73,951)	(74,973)
Initial recognition and changes in fair value of biological assets and agricultural produce	12,215	4,125
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	39,420	24,555
General and administrative expenses	(6,605)	(5,939)
Selling expenses	(20,574)	(14,090)
Other operating income, net	267	217
Profit from operations	12,508	4,743
Depreciation and amortization	(6,823)	(6)
Net (loss) / gain from Fair value adjustment of investment property	0	0
Farming | Rice | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(1,006)	(4,610)
Cost of goods sold and services rendered	(529)	(766)
Initial recognition and changes in fair value of biological assets and agricultural produce	(979)	(4,842)
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	(1,456)	(8,686)
General and administrative expenses	(147)	869
Selling expenses	(498)	(1,375)
Other operating income, net	(15)	(58)
Profit from operations	(826)	(8,238)
Depreciation and amortization	(171)	(5,840)
Net (loss) / gain from Fair value adjustment of investment property	0	0
Farming | Rice | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	102,162	100,013	86,478
Cost of goods sold and services rendered	(74,480)	(75,739)	(71,087)
Initial recognition and changes in fair value of biological assets and agricultural produce	13,194	8,967	10,236
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	40,876	33,241	25,627
General and administrative expenses	(6,752)	(5,070)	(4,699)
Selling expenses	(21,072)	(15,465)	(13,324)
Other operating income, net	282	275	724
Profit from operations	13,334	12,981	8,328
Depreciation and amortization	(6,994)	(5,846)	(3,851)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	83,822	29,710
Cost of goods sold and services rendered	(76,694)	(28,127)
Initial recognition and changes in fair value of biological assets and agricultural produce	13,510	5,455
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	20,638	7,038
General and administrative expenses	(4,098)	(2,280)
Selling expenses	(6,234)	(942)
Other operating income, net	(703)	(997)
Profit from operations	9,603	2,819
Depreciation and amortization	(4,966)	(2,533)
Net (loss) / gain from Fair value adjustment of investment property	0	0
Farming | Dairy | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(945)	(3,491)
Cost of goods sold and services rendered	(838)	(3,361)
Initial recognition and changes in fair value of biological assets and agricultural produce	(231)	(1,840)
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	(338)	(1,970)
General and administrative expenses	(90)	246
Selling expenses	(18)	(41)
Other operating income, net	(68)	58
Profit from operations	(298)	(2,117)
Depreciation and amortization	(98)	280
Net (loss) / gain from Fair value adjustment of investment property	0	0
Farming | Dairy | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	84,767	33,201	37,523
Cost of goods sold and services rendered	(77,532)	(31,488)	(36,979)
Initial recognition and changes in fair value of biological assets and agricultural produce	13,741	7,295	11,769
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	20,976	9,008	12,313
General and administrative expenses	(4,188)	(2,034)	(1,058)
Selling expenses	(6,252)	(983)	(711)
Other operating income, net	(635)	(1,055)	662
Profit from operations	9,901	4,936	11,206
Depreciation and amortization	(5,064)	(2,253)	(1,037)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	3,931	1,770
Cost of goods sold and services rendered	(3,452)	(1,313)
Initial recognition and changes in fair value of biological assets and agricultural produce	13	(1,199)
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	492	(742)
General and administrative expenses	(150)	(164)
Selling expenses	(182)	(149)
Other operating income, net	(354)	13,396
Profit from operations	(194)	12,341
Depreciation and amortization	(177)	(177)
Net (loss) / gain from Fair value adjustment of investment property	(325)	13,409
Farming | All other segments | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	27	(149)
Cost of goods sold and services rendered	(40)	(99)
Initial recognition and changes in fair value of biological assets and agricultural produce	53	(393)
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	40	(443)
General and administrative expenses	17	9
Selling expenses	(11)	(16)
Other operating income, net	602	2,728
Profit from operations	648	2,292
Depreciation and amortization	4	6
Net (loss) / gain from Fair value adjustment of investment property	602	2,729
Farming | All other segments | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	3,904	1,919	1,336
Cost of goods sold and services rendered	(3,412)	(1,412)	(853)
Initial recognition and changes in fair value of biological assets and agricultural produce	(40)	(806)	267
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	452	(299)	750
General and administrative expenses	(167)	(155)	(174)
Selling expenses	(171)	(165)	(156)
Other operating income, net	(956)	10,668	4,279
Profit from operations	(842)	10,049	4,699
Depreciation and amortization	(181)	(171)	(159)
Net (loss) / gain from Fair value adjustment of investment property	$ (927)	$ 10,680	$ 4,302